SCHEDULE OF RELATED PARTIES (Details) (Parenthetical) - USD ($)			1 Months Ended			12 Months Ended
	Mar. 19, 2025	Mar. 07, 2025	Aug. 31, 2023	Jul. 31, 2023	May 31, 2022	Dec. 31, 2024	Mar. 13, 2025	Feb. 28, 2025	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2020
Related Party Transaction [Line Items]
Annual interest rate									6.50%
Debt owned						$ 1,851,000			$ 575,000
Other Liabilities, Current						2,162,876			341,563
Loan balance						$ 2,648,199			$ 2,726,197
Stock issued value			$ 882,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Loan balance								$ 270,000
Ming Chia Huang [Member]
Related Party Transaction [Line Items]
Annual interest rate						3.50%			3.50%	3.50%
Debt transferred		$ 550,000
Debt claim		900,000
Debt conversion, value		$ 350,000
Debt conversion, shares		3,500,000
Other Liabilities, Current						$ 989,382				$ 334,028
Ming Chia Huang [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Converted loan amount	$ 473,100
Debt conversion shares	4,731,000
Ming Chia Huang [Member] | 6 Loan Arrangements [Member]
Related Party Transaction [Line Items]
Annual interest rate									3.50%
Debt owned									$ 326,524
Ming Chia Huang [Member] | Ten Loan Arrangements [Member]
Related Party Transaction [Line Items]
Annual interest rate						3.50%
Debt owned						$ 616,041
Ming Chia Huang [Member] | One Loan Arrangements [Member]
Related Party Transaction [Line Items]
Annual interest rate						10.00%
Debt owned						$ 41,100
Ming Chia Huang [Member] | Debt Conversion Agreements [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt owned	$ 823,100
Debt conversion shares	8,231,000
Ming Chia Huang [Member] | Debt Conversion Agreements [Member] | Subsequent Event [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt conversion shares	8,231,000
Ya Hui Wu [Member]
Related Party Transaction [Line Items]
Converted loan amount		$ 900,000
Debt conversion, value		$ 550,000
Debt conversion, shares		5,500,000
Ya Hui Wu [Member] | Debt Conversion Agreements [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt owned	$ 550,000
Debt conversion shares	5,500,000
Cetus Sponsor LLC [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current	$ 39,000					914,000	$ 875,000
A Winner Limited [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current	1,110,000					235,737
Repayment of cash						737
A Winner Limited [Member] | Debt Conversion Agreements [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt owned	$ 1,110,000
Debt conversion shares	11,100,000
Ming Chao Huang [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current						12,357			7,044
Debt total						16,426			$ 40,858
Debt unpaid						$ 12,357
Loan balance										$ 1,627,729
Stock issued value			$ 1,627,729	$ 1,627,729
Ming Chao Huang [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual interest rate											6.00%
Ming Chao Huang [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual interest rate										6.50%
Ming Chao Huang [Member] | Share Transfer Arrangement [Member]
Related Party Transaction [Line Items]
Annual interest rate				42.00%
MKD Jiaxing [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual interest rate										42.00%
Chih Hsiang Tang [Member]
Related Party Transaction [Line Items]
Annual interest rate												3.50%
Converted loan amount					$ 33,602
Exchange for ordinary shares					100,000